Schedule of Investments (unaudited)
December 31, 2024
iShares® Global Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.5%
Cochlear Ltd.	34,226	$6,129,143
CSL Ltd.	254,319	44,366,146
Ramsay Health Care Ltd.	99,909	2,131,976
Sonic Healthcare Ltd.	250,866	4,184,163
		56,811,428
Belgium — 0.9%
Argenx SE(a)	31,112	19,218,249
UCB SA	64,224	12,784,663
		32,002,912
Brazil — 0.1%
Rede D'Or Sao Luiz SA(b)	591,425	2,432,991
Denmark — 4.4%
Coloplast A/S, Class B	64,866	7,106,859
Genmab A/S(a)	34,593	7,224,492
Novo Nordisk A/S, Class B	1,639,793	141,484,340
Zealand Pharma A/S(a)	33,423	3,324,753
		159,140,444
France — 2.7%
EssilorLuxottica SA	150,692	36,758,267
Eurofins Scientific SE	67,261	3,430,466
Sanofi SA	579,797	56,362,508
Sartorius Stedim Biotech	14,255	2,782,991
		99,334,232
Germany — 1.2%
Bayer AG, Registered	519,937	10,385,716
Fresenius Medical Care AG & Co. KGaA	104,344	4,750,864
Fresenius SE & Co. KGaA(a)	217,997	7,566,885
Merck KGaA	68,424	9,957,256
Qiagen NV, NVS	119,988	5,378,318
Siemens Healthineers AG(b)(c)	147,565	7,792,446
		45,831,485
Japan — 4.3%
Astellas Pharma Inc.	956,775	9,290,978
Chugai Pharmaceutical Co. Ltd.	338,800	14,934,688
Daiichi Sankyo Co. Ltd.	1,026,300	28,082,889
Eisai Co. Ltd.	159,100	4,332,225
Hoya Corp.	183,600	22,785,915
M3 Inc.	213,400	1,849,080
Olympus Corp.	613,900	9,165,675
Ono Pharmaceutical Co. Ltd.	254,700	2,651,806
Otsuka Holdings Co. Ltd.	282,000	15,340,775
Shionogi & Co. Ltd.	431,500	6,051,857
Sysmex Corp.	249,800	4,580,003
Takeda Pharmaceutical Co. Ltd.	836,092	22,133,276
Terumo Corp.	776,700	14,994,761
		156,193,928
Netherlands — 0.3%
Koninklijke Philips NV(a)	415,165	10,516,658
South Korea — 0.3%
Celltrion Inc.	77,850	9,810,609
Spain — 0.0%
Grifols SA(a)(c)	154,301	1,458,151
Sweden — 0.0%
Getinge AB, Class B	120,038	1,969,064
Switzerland — 7.6%
Alcon AG	262,534	22,259,605
Security	Shares	Value
Switzerland (continued)
Lonza Group AG, Registered	37,960	$22,405,450
Novartis AG, Registered	1,036,309	100,892,172
Roche Holding AG, Bearer	15,724	4,696,726
Roche Holding AG, NVS	368,983	103,170,086
Sandoz Group AG	233,002	9,551,354
Sonova Holding AG, Registered	25,581	8,365,235
Straumann Holding AG	61,103	7,696,627
		279,037,255
United Kingdom — 4.1%
AstraZeneca PLC	814,915	106,248,292
GSK PLC	2,178,233	36,740,830
Smith & Nephew PLC	454,952	5,637,956
		148,627,078
United States — 72.1%
Abbott Laboratories	910,929	103,035,179
AbbVie Inc.	928,095	164,922,482
Agilent Technologies Inc.	151,323	20,328,732
Align Technology Inc.(a)	37,194	7,755,321
Amgen Inc.	282,605	73,658,167
Baxter International Inc.	272,501	7,946,129
Becton Dickinson & Co.	152,066	34,499,213
Biogen Inc.(a)	76,852	11,752,208
Bio-Techne Corp.	83,738	6,031,648
Boston Scientific Corp.(a)	774,048	69,137,967
Bristol-Myers Squibb Co.	1,065,190	60,247,146
Cardinal Health Inc.	127,538	15,083,919
Cencora Inc.	92,344	20,747,850
Centene Corp.(a)	266,245	16,129,122
Charles River Laboratories International Inc.(a)	27,006	4,985,308
Cigna Group (The)	146,212	40,374,982
Cooper Companies Inc. (The)(a)	106,026	9,746,970
CVS Health Corp.	662,392	29,734,777
Danaher Corp.	338,087	77,607,871
DaVita Inc.(a)	25,483	3,810,983
Dexcom Inc.(a)	206,007	16,021,164
Edwards Lifesciences Corp.(a)	310,433	22,981,355
Elevance Health Inc.	121,805	44,933,865
Eli Lilly & Co.	413,409	319,151,748
GE HealthCare Technologies Inc., NVS(a)	240,752	18,821,991
Gilead Sciences Inc.	654,534	60,459,306
HCA Healthcare Inc.	95,908	28,786,786
Henry Schein Inc.(a)	67,294	4,656,745
Hologic Inc.(a)	122,088	8,801,324
Humana Inc.	63,358	16,074,558
IDEXX Laboratories Inc.(a)	43,526	17,995,389
Incyte Corp.(a)	87,065	6,013,580
Insulet Corp.(a)	37,050	9,672,644
Intuitive Surgical Inc.(a)	187,064	97,639,925
IQVIA Holdings Inc.(a)	91,596	17,999,530
Johnson & Johnson	1,198,708	173,357,151
Labcorp Holdings Inc.	44,168	10,128,606
McKesson Corp.	66,695	38,010,147
Medtronic PLC	673,546	53,802,855
Merck & Co. Inc.	1,328,555	132,164,651
Mettler-Toledo International Inc.(a)	11,213	13,721,124
Moderna Inc.(a)	179,989	7,483,943
Molina Healthcare Inc.(a)	30,316	8,823,472
Pfizer Inc.	2,976,280	78,960,708
Quest Diagnostics Inc.	58,883	8,883,089
Regeneron Pharmaceuticals Inc.(a)	55,309	39,398,260
ResMed Inc.	77,266	17,669,962

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Healthcare ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Revvity Inc.(c)	66,328	$7,402,868
Solventum Corp.(a)(c)	74,903	4,948,092
STERIS PLC	52,072	10,703,920
Stryker Corp.	180,192	64,878,130
Teleflex Inc.	25,535	4,544,719
Thermo Fisher Scientific Inc.	200,887	104,507,444
UnitedHealth Group Inc.	483,329	244,496,808
Universal Health Services Inc., Class B	31,443	5,641,503
Vertex Pharmaceuticals Inc.(a)	135,253	54,466,383
Viatris Inc.	632,228	7,871,239
Waters Corp.(a)	31,317	11,617,981
West Pharmaceutical Services Inc.	38,233	12,523,601
Zimmer Biomet Holdings Inc.	107,275	11,331,458
Zoetis Inc.	237,041	38,621,090
		2,633,505,088
Total Common Stocks — 99.5% (Cost: $3,253,152,196)		3,636,671,323
Preferred Stocks
Germany — 0.1%
Sartorius AG, Preference Shares, NVS	12,710	2,824,590
Total Preferred Stocks — 0.1% (Cost: $4,443,137)		2,824,590
Total Long-Term Investments — 99.6% (Cost: $3,257,595,333)		3,639,495,913
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(d)(e)(f)	4,488,842	$4,491,086
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(d)(e)	7,120,000	7,120,000
Total Short-Term Securities — 0.3% (Cost: $11,610,269)		11,611,086
Total Investments — 99.9% (Cost: $3,269,205,602)		3,651,106,999
Other Assets Less Liabilities — 0.1%		3,411,244
Net Assets — 100.0%		$3,654,518,243

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,592,872	$—	$(10,108,832)(a)	$8,703	$(1,657)	$4,491,086	4,488,842	$31,267 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,430,000	—	(1,310,000)(a)	—	—	7,120,000	7,120,000	256,054	—
				$8,703	$(1,657)	$11,611,086		$287,321	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	99	03/21/25	$13,867	$(105,173)

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Healthcare ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,633,505,088	$1,003,166,235	$—	$3,636,671,323
Preferred Stocks	—	2,824,590	—	2,824,590
Short-Term Securities
Money Market Funds	11,611,086	—	—	11,611,086
	$2,645,116,174	$1,005,990,825	$—	$3,651,106,999
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(105,173)	$—	$—	$(105,173)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares